Transactions with Related Parties - Fabiana Ltd (Details) In Thousands, except Share data, unless otherwise specified			12 Months Ended			1 Months Ended					0 Months Ended	1 Months Ended										12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Fabiana [Member] USD ($)	Dec. 31, 2010 Fabiana [Member] USD ($)	Dec. 31, 2009 Fabiana [Member] USD ($)	Dec. 31, 2012 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2011 Compensation Committee approval on 25 January 2010 [Member]	Dec. 31, 2010 Compensation Committee approval on 25 January 2010 [Member]	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] USD ($)	Jan. 25, 2010 Compensation Committee approval on 25 January 2010 [Member] EUR (€)	Jan. 12, 2011 Compensation Committee approval on 12 January 2011 [Member] EUR (€)	Dec. 31, 2018 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2017 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2016 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2015 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2014 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2013 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2012 Compensation Committee approval on 12 January 2011 [Member]	Dec. 31, 2011 Compensation Committee approval on 12 January 2011 [Member]	Jan. 21, 2009 Chairman, President and Chief Executive Officer. USD ($)	Jan. 21, 2009 Chairman, President and Chief Executive Officer. EUR (€)	Dec. 31, 2011 Chairman, President and Chief Executive Officer.
Percentage Of Shareholder																						1410.00%
Annual Remuneration				$ 7,598	$ 2,802				$ 3,500	€ 2,700	€ 4,000									$ 7,000	€ 5,000
Shares Granted									4,500,000	4,500,000	9,000,000
Common stock par value	$ 0.01	$ 0.01							$ 1
Vesting period									4	4	8
Vested number of shares on grant date									1,000,000	1,000,000	1,000,000
Vested in period						1,500,000	1,000,000	1,000,000				1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000